Revenue from Contracts with Customers - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Non-current	$ 1,000	$ 1,000
Current	2,829	3,728
Total	$ 3,829	$ 4,728